Income Taxes - Additional Information (Detail) $ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Jan. 01, 2019 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of Income Taxes [line items]
Deferred income tax liabilities (Note 21)		$ 5,902	$ 6,331		$ 5,579
Unrecognized deferred tax assets		293	300
Unrecognized deferred tax liabilities		759	745
Unused tax losses		2,560	2,910
Deferred tax recovery		39
Adjustments for income tax expense		$ 120	$ 1,365
IFRS 16
Disclosure of Income Taxes [line items]
Deferred income tax liabilities (Note 21)				$ 20
Antamina
Disclosure of Income Taxes [line items]
Proportion of ownership interest in joint operation	22.50%	22.50%
Adjustments for income tax expense	$ 2